SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Value added taxes
Value-added taxes rate	6.00%
Foreign currency translation
Year-end spot rate	7.0999	6.8972
Average rate	7.0809	6.7290	6.4508